PROSPECTUS SUPPLEMENT

OCTOBER 19, 2018

THE GUARDIAN INVESTOR VARIABLE ANNUITY B SERIES

THE GUARDIAN INVESTOR VARIABLE ANNUITY L SERIES

The following supplemental information should be read in conjunction with the prospectuses dated May 1, 2018 for The Guardian Investor Variable Annuity B Series and The Guardian Investor Variable Annuity L Series, for variable annuity contracts issued through The Guardian Separate Account R.

The following is a correction to the allocation models in the Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider section of the prospectuses and replaces the chart on pages 71 and 72 for The Guardian Investor Variable Annuity B Series and page 76 for The Guardian Investor Variable Annuity L Series.

	Aggressive 80/20 Model	Moderate 60/40 Model	Conservative 40/60 Model	Growth 70/30 Model
Equity
AB VPS Growth and Income Portfolio	7%	5%	4%
BlackRock Large Cap Core V.I. Fund	10%	7%	5%
BlackRock Capital Appreciation V.I. Fund	7%	5%	4%
Columbia Variable Portfolio – Small Cap Value Fund	2%	2%	2%
Fidelity VIP Contrafund Portfolio	10%	7%	5%
Fidelity VIP Mid Cap Portfolio	6%	4%	3%
Franklin Small Cap Value VIP Fund	2%	2%	0%
Guardian Diversified Research VIP Fund	0%	0%	0%	20%
Guardian Mid Cap Relative Value VIP Fund	0%	0%	0%	12%
Guardian Growth & Income VIP Fund	0%	0%	0%	22%
Invesco V.I. Small Cap Equity Fund	0%	0%	0%	7%
Janus Aspen Series – Global Technology Portfolio	2%	2%	0%
MFS Utilities Series	2%	2%	0%
Oppenheimer Main Street Small Cap Fund/VA	5%	4%	2%
Pioneer Mid Cap Value VCT Portfolio	6%	5%	4%
Victory RS Large Cap Alpha VIP Series	10%	8%	6%

International/Global
Guardian International Value VIP Fund	9%	5%	5%
Guardian International Growth VIP Fund	2%	2%	0%	9%

Fixed Income
Victory INCORE Investment Quality Bond VIP Series	5%	9%	13%
PIMCO Total Return Portfolio	4%	8%	13%	30%
Franklin U.S. Government Securities Bond VIP Series	3%	7%	10%
Victory INCORE Low Duration Bond VIP Series	3%	6%	9%
Oppenheimer Global Strategic Income Fund/VA	3%	6%	8%
Guardian Core Plus Fixed Income VIP Fund	2%	4%	7%

This Supplement Should Be Retained With Your Prospectus For Future Reference.